Average Annual Total Returns - FidelityHighYieldFactorandPreferredSecuritiesIncomeETFs-ComboPRO - FidelityHighYieldFactorandPreferredSecuritiesIncomeETFs-ComboPRO - Fidelity Enhanced High Yield ETF	Dec. 30, 2024
Fidelity Enhanced High Yield ETF | Return Before Taxes
Average Annual Return:
Past 1 year	11.64%
Past 5 years	6.09%
Since Inception	5.06%	[1]
Fidelity Enhanced High Yield ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	8.74%
Past 5 years	3.66%
Since Inception	2.67%	[1]
Fidelity Enhanced High Yield ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	6.78%
Past 5 years	3.67%
Since Inception	2.87%	[1]
LB091
Average Annual Return:
Past 1 year	6.17%
Past 5 years	1.44%
Since Inception	1.63%
ML100
Average Annual Return:
Past 1 year	12.58%
Past 5 years	5.19%
Since Inception	4.29%

[1]	A From June 12, 2018 .